As filed with the Securities and Exchange Commission on July 29, 2015

1933 Act Registration No. 033-02659

1940 Act Registration No. 811-04556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 205	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 206	☒

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 28, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA FUNDS

Explanatory Note

This Post-Effective Amendment No. 205 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 28, 2015, the effectiveness of the Registration Statement for Transamerica Global Long/Short Equity, filed in Post-Effective Amendment No. 202 on May 15, 2015 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 205 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 202.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 205 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 29th day of July, 2015.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 205 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit		Trustee, President and Chief	July 29, 2015
Marijn P. Smit		Executive Officer

/s/ Sandra N. Bane		Trustee	July 29, 2015
Sandra N. Bane*

/s/ Leo J. Hill		Trustee	July 29, 2015
Leo J. Hill*

/s/ David W. Jennings		Trustee	July 29, 2015
David W. Jennings*

/s/ Russell A. Kimball, Jr.		Trustee	July 29, 2015
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella		Trustee	July 29, 2015
Eugene M. Mannella*

/s/ Patricia L. Sawyer		Trustee	July 29, 2015
Patricia L. Sawyer*

/s/ John W. Waechter		Trustee	July 29, 2015
John W. Waechter*

/s/ Alan F. Warrick		Trustee	July 29, 2015
Alan F. Warrick*

/s/ Vincent J. Toner		Vice President and Treasurer	July 29, 2015
Vincent J. Toner

*By:	/s/ Tané T. Tyler Tané T. Tyler**	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	July 29, 2015

**	Attorney-in-fact pursuant to power of attorney previously filed.